United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-10625

                      (Investment Company Act File Number)


                          Federated Core Trust II, L.P.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 11/30/05


                 Date of Reporting Period: Quarter ended 8/31/05







Item 1.           Schedule of Investments

Microsoft Word 11.0.6359;




EMERGING MARKETS FIXED INCOME CORE FUND
PORTFOLIO OF INVESTMENTS
August 31, 2005 (unaudited)

        Principal
         Amount                                                                                                      Value

                        CORPORATE BONDS--25.5%
                        Banking--0.9%
  $      235,821    (1) Banco de Galicia y Buenos Aires S.A. de C.V., Series 144A, 11.00%, 1/1/2019        $        246,433
         653,728        Banco de Galicia y Buenos Aires S.A. de C.V., Series REGS, 11.00%, 1/1/2019                 684,339
        2,500,000   (1) Turanalem Finance BV, Bank Guarantee, 8.50%, 2/10/2015                                     2,662,500
                             TOTAL                                                                                 3,593,272
                        Beverage & Tobacco--0.3%
         900,000    (1) Central European Distribution Corp., Sr. Secd. Note, 8.00%, 7/25/2012                      1,181,946
                        Brewing--1.9%
        7,100,000   (1) Bavaria, Series 144A, 8.875%, 11/1/2010                                                    7,873,900
                        Broadcast Radio & TV--1.1%
        3,800,000       Grupo Televisa SA, Sr. Note, 8.50%, 3/11/2032                                              4,630,300
                        Building Materials--0.8%
        3,500,000   (1) Votorantim Overseas IV, Note, Series 144A, 7.75%, 6/24/2020                                3,438,750
                        Cable & Wireless Television--0.7%
        2,520,000       Innova S De R.L., 9.375%, 9/19/2013                                                        2,872,800
                        Chemicals & Plastics--0.4%
        1,250,000       Braskem SA, Series REGS, 11.75%, 1/22/2014                                                 1,500,000
                        Container & Glass Products--0.6%
         600,000        Vicap SA, Sr. Note, Series EXCH, 11.375%, 5/15/2007                                         589,500
        1,950,000   (1) Vitro SA, Note, Series 144A, 11.75%, 11/1/2013                                             1,837,875
                             TOTAL                                                                                 2,427,375
                        Government Agency--0.9%
        3,500,000   (1) VTB Capital SA, Bond, 6.25%, 7/2/2035                                                      3,552,500
                        Hotels, Motels, Inns & Casinos--0.7%
        2,500,000   (1) Grupo Posadas SA de C.V., Sr. Note, 8.75%, 10/4/2011                                       2,675,000
                        Oil & Gas--9.1%
        3,675,000   (1) Companhia Petrolifera Marlim, Series 144A, 12.25%, 9/26/2008                               4,097,625
       10,850,000   (1) Gaz Capital SA, Note, Series 144A, 8.625%, 4/28/2034                                      13,765,938
        4,960,000   (1) Gazprom, Note, Series 144A, 9.625%, 3/1/2013                                               6,094,600
        2,250,000   (1) Pemex Project Funding Master, Series 144A, 6.625%, 6/15/2035                               2,247,188
        2,000,000       Petronas Capital Ltd., Series REGS, 7.875%, 5/22/2022                                      2,525,032
        7,180,000   (1) Petrozuata Finance, Inc., Company Guarantee, Series 144A, 8.22%, 4/1/2017                  6,767,150
        1,420,000   (1) Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014                                        1,469,700
                             TOTAL                                                                                36,967,233
                        Steel--2.1%
        2,700,000   (1) CSN Islands IX Corp., Sr. Note, Series 144A, 10.00%, 1/15/2015                             2,889,000
        5,200,000   (1) CSN Islands VIII Corp., Company Guarantee, Series 144A, 9.75%, 12/16/2013                  5,551,000
                             TOTAL                                                                                 8,440,000
                        Telecommunications & Cellular--3.4%
        1,225,000       Axtel SA, 11.00%, 12/15/2013                                                               1,359,750
        3,000,000   (1) Mobile Telesystems, Series 144A, 8.375%, 10/14/2010                                        3,247,500
        5,400,000       Philippine Long Distance Telephone Co., Sr. Unsub., 11.375%, 5/15/2012                     6,601,500
        3,000,000       Telefonos de Mexico, Note, Series WI, 5.50%, 1/27/2015                                     2,982,000
                             TOTAL                                                                                14,190,750
                        Utilities--2.6%
        4,100,000   (1) CIA Saneamento Basico, Note, Series 144A, 12.00%, 6/20/2008                                4,653,500
        5,700,000   (1) National Power Corp., Foreign Gov't. Guarantee, Series 144A, 8.04%, 8/23/2011              5,747,988
                             TOTAL                                                                                10,401,488
                             TOTAL CORPORATE BONDS (IDENTIFIED COST $98,490,070)                                  103,745,314

                        GOVERNMENTS/AGENCIES--68.4%
                        Sovereign--68.4%
        1,700,000       Argentina, Government of, Bond, 3.01%, 8/3/2012                                            1,314,950
       11,500,000   (1) Aries Vermogensverwaltng, Credit-Linked Note, Series 144A, 9.60%, 10/25/2014              15,093,750
       12,311,923       Brazil, Government of, 4.3125%, 4/15/2012                                                 11,850,226
         500,000        Brazil, Government of, 8.875%, 10/14/2019                                                   525,500
        4,000,000       Brazil, Government of, 8.875%, 4/15/2024                                                   4,160,000
        8,300,000       Brazil, Government of, 14.50%, 10/15/2009                                                 10,715,300
        4,800,000       Brazil, Government of, Bond, 10.125%, 5/15/2027                                            5,587,200
        1,000,000       Brazil, Government of, Bond, 10.50%, 7/14/2014                                             1,170,500
        4,775,000       Brazil, Government of, Bond, 11.50%, 3/12/2008                                             5,429,175
        5,752,000       Brazil, Government of, Note, 8.00%, 1/15/2018                                              5,959,072
        2,000,000       Brazil, Government of, Note, 8.75%, 2/4/2025                                               2,045,000
        7,310,000       Brazil, Government of, Note, 11.00%, 1/11/2012                                             8,662,350
        6,700,000       Brazil, Government of, Note, 12.00%, 4/15/2010                                             8,093,600
        3,500,000       Brazil, Government of, Unsub., 11.00%, 8/17/2040                                           4,179,875
        2,100,000   (1) Bulgaria, Government of, Bond, 8.25%, 1/15/2015                                            2,630,250
         950,000        Bulgaria, Government of, Bond, 8.25%, 1/15/2015                                            1,186,550
         450,000        Colombia, Government of, 9.75%, 4/23/2009                                                   512,370
        4,720,000       Colombia, Government of, 10.00%, 1/23/2012                                                 5,560,160
        1,750,000       Colombia, Government of, 10.75%, 1/15/2013                                                 2,148,125
        3,200,000       Colombia, Government of, Bond, 8.125%, 5/21/2024                                           3,312,000
        2,300,000       Colombia, Government of, Bond, 10.375%, 1/28/2033                                          2,863,500
        2,600,000       Colombia, Government of, Bond, 11.75%, 2/25/2020                                           3,484,000
        3,250,000       El Salvador, Government of, Bond, 8.25%, 4/10/2032                                         3,538,437
        1,750,000   (1) Guatemala, Government of, Note, 9.25%, 8/1/2013                                            2,091,250
       108,938,900      Mexico, Government of, 8.00%, 12/7/2023                                                    9,031,140
       10,200,000       Mexico, Government of, 9.00%, 12/22/2011                                                    954,086
       84,299,900       Mexico, Government of, Bond, 8.00%, 12/19/2013                                             7,391,427
       48,311,300       Mexico, Government of, Bond, 10.00%, 12/5/2024                                             4,805,525
        1,700,000       Panama, Government of, 9.625%, 2/8/2011                                                    2,031,500
        1,300,000       Peru, Government of, Bond, 8.75%, 11/21/2033                                               1,537,250
         850,000        Peru, Government of, Note, 9.125%, 2/21/2012                                               1,015,750
        6,630,000       Peru, Government of, Note, 9.875%, 2/6/2015                                                8,403,525
        4,600,000       Philippines, Government of, 9.375%, 1/18/2017                                              4,991,000
        3,250,000       Philippines, Government of, 9.875%, 1/15/2019                                              3,554,687
        3,050,000       Philippines, Government of, Note, 8.25%, 1/15/2014                                         3,126,250
        1,328,000       Philippines, Government of, Note, 8.375%, 2/15/2011                                        1,381,120
        2,425,000       Philippines, Government of, Note, 10.625%, 3/16/2025                                       2,764,500
        1,580,000       Philippines, Government of, Sr. Note, 9.50%, 2/2/2030                                      1,641,225
       31,050,000       Russia, Government of, Unsub., 5.00%, 3/31/2030                                           35,494,808
        2,600,000   (1) Russia, Government of, Unsub., 11.00%, 7/24/2018                                           3,932,500
        9,050,000       Russia, Government of, Unsub., 12.75%, 6/24/2028                                          16,910,830
        2,850,000       Turkey, Government of, 9.50%, 1/15/2014                                                    3,352,313
        6,610,000       Turkey, Government of, 11.00%, 1/14/2013                                                   8,287,288
        2,000,000       Turkey, Government of, Note, 7.375%, 2/5/2025                                              1,970,000
        1,300,000       Turkey, Government of, Note, 11.50%, 1/23/2012                                             1,651,000
        1,000,000       Turkey, Government of, Sr. Unsub., 11.875%, 1/15/2030                                      1,431,250
        2,275,000       Turkey, Government of, Sr. Unsub., 12.375%, 6/15/2009                                      2,795,406
         600,000        Ukraine, Government of, Bond, 7.65%, 6/11/2013                                              662,790
        1,456,065       Ukraine, Government of, Sr. Note, 10.00%, 3/15/2007                                        1,904,038
        1,362,728       Ukraine, Government of, Sr. Note, 11.00%, 3/15/2007                                        1,427,389
        3,900,000       Venezuela, Government of, 8.50%, 10/8/2014                                                 4,143,750
        5,670,000       Venezuela, Government of, 9.375%, 1/13/2034                                                6,174,630
        8,045,000       Venezuela, Government of, 10.75%, 9/19/2013                                                9,617,798
       10,950,000       Venezuela, Government of, Bond, 9.25%, 9/15/2027                                          11,919,075
        1,850,000       Venezuela, Government of, Par Bond, 6.75%, 3/31/2020                                       1,854,625
                             TOTAL GOVERNMENT/AGENCIES (IDENTIFIED COST $264,557,521)                             278,271,615

                        REPURCHASE AGREEMENT--5.5%
       22,452,000       Interest in $1,500,000,000 joint repurchase agreement 3.61%, dated 8/31/2005 under which Bank of America N.A., will repurchase a U.S. Government Agency security with a maturity of 7/1/2035 for $1,500,150,417 on 9/1/2005. The market value of the underlying securities at the end of the period was
                        $1,530,000,000 (AT AMORTIZED COST)                                                        22,452,000
                             TOTAL INVESTMENTS--99.4%
                        ========================================================
                              (IDENTIFIED COST $385,499,591)(2)                                                   404,468,929
                             OTHER ASSETS AND LIABILITIES---NET---0.6%                                             2,579,007
                             TOTAL NET ASSETS---100%                                                       $      407,047,936

================================================================================
        1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Directors (the "Directors"), unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At August 31, 2005, these securities amounted to $103,747,843 which represents 25.5% of total net assets.
        2 The cost of investments for federal tax purposes was $386,566,185. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $17,902,744. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $18,228,738 and net unrealized depreciation from investments for those securities having an excess of cost over value of $325,994.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2005.

Investment Valuation
Fixed income and listed corporate bonds are generally valued at the latest bid and asked price as furnished by an independent pricing service. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Directors.



CAPITAL APPRECIATION CORE FUND
PORTFOLIO OF INVESTMENTS
August 31, 2005 (unaudited)

       Shares or
       Principal
         Amount                                                                                                         Value

                          COMMON STOCKS--96.1%
                          Consumer Discretionary--12.6%
         42,200           Gap (The), Inc.                                                                    $         802,222
         7,000            Harrah's Entertainment, Inc.                                                                 486,920
         27,300           Hilton Hotels Corp.                                                                          632,541
         75,500           Home Depot, Inc.                                                                            3,044,160
        132,400      (1)  Interpublic Group Cos., Inc.                                                                1,606,012
         17,600           Johnson Controls, Inc.                                                                      1,055,648
         77,400           McDonald's Corp.                                                                            2,511,630
         7,400            Marriott International, Inc., Class A                                                        467,754
         23,400           Mattel, Inc.                                                                                 421,902
         23,000           Nike, Inc., Class B                                                                         1,814,930
         29,500           Nordstrom, Inc.                                                                              990,610
         43,900           Target Corp.                                                                                2,359,625
        117,600           Time Warner, Inc.                                                                           2,107,392
         73,313            Viacom, Inc., Class B                                                                      2,491,909
                               TOTAL                                                                                  20,793,255
                          Consumer Staples--9.2%
         56,700           Altria Group, Inc.                                                                          4,008,690
         72,800           Coca-Cola Co.                                                                               3,203,200
         60,900           Gillette Co.                                                                                3,280,683
         84,600      (1)  Kroger Co.                                                                                  1,670,004
         25,400           PepsiCo, Inc.                                                                               1,393,190
         15,600           Procter & Gamble Co.                                                                         865,488
         16,500           Wal-Mart Stores, Inc.                                                                        741,840
                               TOTAL                                                                                  15,163,095
                          Energy--10.1%
         59,574           Chevron Corp.                                                                               3,657,844
         25,700           ConocoPhillips                                                                              1,694,658
        126,564           Exxon Mobil Corp.                                                                           7,581,184
         27,200           Halliburton Co.                                                                             1,685,584
         34,400      (1)  Transocean Sedco Forex, Inc.                                                                2,030,976
                               TOTAL                                                                                  16,650,246
                          Financials--18.2%
         42,600           Ace Ltd.                                                                                    1,891,866
         41,604           Allstate Corp.                                                                              2,338,560
         25,016           American International Group, Inc.                                                          1,480,947
         57,592           Bank of America Corp.                                                                       2,478,184
         70,365           Citigroup, Inc.                                                                             3,079,876
         42,800           Federal National Mortgage Association                                                       2,184,512
         12,100           Franklin Resources, Inc.                                                                     973,324
         16,200           Goldman Sachs Group, Inc.                                                                   1,801,116
         53,400           J.P. Morgan Chase & Co.                                                                     1,809,726
        102,000           MBNA Corp.                                                                                  2,570,400
         57,800           Merrill Lynch & Co., Inc.                                                                   3,303,848
         62,600           Morgan Stanley                                                                              3,184,462
         51,700           Wells Fargo & Co.                                                                           3,082,354
                               TOTAL                                                                                  30,179,175
                          Healthcare--12.2%
         57,100           Abbott Laboratories                                                                         2,576,923
         53,100           Baxter International, Inc.                                                                  2,141,523
         21,700           HCA, Inc.                                                                                   1,069,810
         30,400           Johnson & Johnson                                                                           1,927,056
         32,100           McKesson HBOC, Inc.                                                                         1,498,107
         48,600           Medtronic, Inc.                                                                             2,770,200
         34,200           Merck & Co., Inc.                                                                            965,466
        104,441           Pfizer, Inc.                                                                                2,660,112
         62,200           Schering Plough Corp.                                                                       1,331,702
         69,300           Wyeth                                                                                       3,173,247
                               TOTAL                                                                                  20,114,146
                          Industrials--7.8%
         11,000           Caterpillar, Inc.                                                                            610,390
        209,000           General Electric Co.                                                                        7,024,490
         87,300           Tyco International Ltd.                                                                     2,429,559
         40,900           United Parcel Service, Inc.                                                                 2,899,401
                               TOTAL                                                                                  12,963,840
                          Information Technology--19.5%
         49,700           Analog Devices, Inc.                                                                        1,811,565
        214,900           Applied Materials, Inc.                                                                     3,934,819
        182,400      (1)  Cisco Systems, Inc.                                                                         3,213,888
         50,500      (1)  Dell, Inc.                                                                                  1,797,800
        161,800      (1)  EMC Corp. Mass                                                                              2,080,748
         26,500           IBM Corp.                                                                                   2,136,430
         99,200           Intel Corp.                                                                                 2,551,424
         40,400           KLA-Tencor Corp.                                                                            2,050,704
         32,400      (1)  Lam Research Corp.                                                                          1,027,080
         27,900           Maxim Integrated Products, Inc.                                                             1,189,935
        219,100           Microsoft Corp.                                                                             6,003,340
        212,800      (1)  Oracle Corp.                                                                                2,760,016
         24,100           Paychex, Inc.                                                                                822,533
        104,600           Siebel Systems, Inc.                                                                         862,950
                               TOTAL                                                                                  32,243,232
                          Materials--1.8%
         42,400           Alcoa, Inc.                                                                                 1,135,896
         40,000           Praxair, Inc.                                                                               1,932,000
                               TOTAL                                                                                  3,067,896
                          Telecommunication Services--4.1%
         78,100           BellSouth Corp.                                                                             2,053,249
        122,200           SBC Communications, Inc.                                                                    2,942,576
         57,518           Verizon Communications                                                                      1,881,414
                               TOTAL                                                                                  6,877,239
                          Utilities--0.6%
         39,900           NiSource, Inc.                                                                               963,186
                               TOTAL COMMON STOCKS (IDENTIFIED COST $142,652,962)                                    159,015,310

                          REPURCHASE AGREEMENT--3.7%
 $     6,126,000          Interest in $1,500,000,000 joint repurchase agreement 3.61%, dated
                          8/31/2005 under which Bank of America N.A., will repurchase a U.S.
                          Government Agency security with a maturity of 7/1/2035 for $1,500,150,417 on 9/1/2005. The market value of the underlying security at the end of
                          the period was $1,530,000,000 (AT AMORTIZED COST)                                           6,126,000
                               TOTAL INVESTMENTS -
                               99.8%
                                (IDENTIFIED COST $148,778,962)(2)                                                    165,141,310
                               OTHER ASSETS AND LIABILITIES - NET - 0.2%                                               277,164
                               TOTAL NET ASSETS - 100%                                                       $       165,418,474

===============================================================================

        1  Non-income producing security.
        2 The cost of investments for federal tax purposes was $148,778,962. The net unrealized appreciation of investments for federal tax purposes was $16,362,348. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $20,206,404 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,844,056.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2005.


Investment Valuation
Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors.






Item 2.           Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.           Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated Core Trust II, L.P.

By                /S/ Richard J. Thomas
                      Richard J. Thomas, Principal Financial Officer
                                        (insert name and title)

Date              October 21, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                /S/ J. Christopher Donahue
                      J. Christopher Donahue, Principal Executive Officer


Date              October 21, 2005


By                /S/ Richard J. Thomas
                      Richard J. Thomas, Principal Financial Officer


Date              October 21, 2005